As filed with the Securities and Exchange Commission on June 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21141

MDT Funds
(Exact name of registrant as specified in charter)

125 CambridgePark Drive
Cambridge, MA 02140

(Address of principal executive offices) (Zip code)

John Sherman
125 CambridgePark Drive
Cambridge, MA 02140

(Name and address of agent for service)

(617)-234-2200
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

Item 1. Schedule of Investments.

MDT All Cap Core Fund Schedule of Investments April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.48%
	Aerospace & Defense - 0.65%
4,500	Honeywell International Inc.	$191,250
2,900	Precision Castparts Corporation	182,642
10,000	Raytheon Company	442,700
4,500	Rockwell Collins, Inc.	257,400
		1,073,992
	Air Freight & Logistics - 0.21%
6,700	Ryder System, Inc.	349,405
	Beverages - 0.23%
1,000	Hansen Natural Corporation *	129,460
7,800	The Pepsi Bottling Group, Inc.	250,380
		379,840
	Biotechnology - 3.21%
45,600	Amgen Inc. *	3,087,120
4,700	Cephalon, Inc. *	308,602
24,100	Genentech, Inc. *	1,921,011
		5,316,733
	Building Products - 0.14%
5,300	American Standard Companies Inc.	230,709
	Capital Markets - 7.40%
11,900	The Bear Stearns Companies Inc.	1,695,869
1,100	GFI Group Inc. *	62,568
7,100	Lehman Brothers Holdings Inc.	1,073,165
20,800	Merrill Lynch & Co., Inc.	1,586,208
119,700	Morgan Stanley	7,696,710
4,700	optionsXpress Holdings Inc.	148,050
		12,262,570
	Chemicals - 0.59%
1,900	Ashland Inc.	125,058
14,800	E. I. du Pont de Nemours and Company	652,680
1	Tronox Incorporated - Class B *	17
6,500	Westlake Chemical Corporation	197,275
		975,030
	Commercial Banks - 4.45%
13,800	AmSouth Bancorporation	399,372
10,600	Comerica Incorporated	602,822
14,300	Fifth Third Bancorp	578,006
4,100	First BanCorp.	43,460
3,200	Huntington Bancshares Incorporated	77,280
36,100	KeyCorp	1,379,742
3,700	M&T Bank Corporation	441,780
33,900	National City Corporation	1,250,910
8,400	Regions Financial Corporation	306,684
10,200	SunTrust Banks, Inc.	788,766
4,000	UnionBanCal Corporation	280,360
20,400	Wachovia Corporation	1,220,940
		7,370,122

MDT All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Commercial Services & Supplies - 1.54%
5,100	Cintas Corporation	$214,098
2,100	The Corporate Executive Board Company	224,973
3,200	The Dun & Bradstreet Corporation *	246,464
2,700	Jackson Hewitt Tax Service Inc.	80,676
4,800	Republic Services, Inc.	211,248
14,400	Robert Half International Inc.	608,688
800	Stericycle, Inc. *	52,672
24,200	Waste Management, Inc.	906,532
		2,545,351
	Communications Equipment - 2.24%
72,500	QUALCOMM Incorporated	3,722,150
	Computers & Peripherals - 3.12%
61,500	Apple Computer, Inc. *	4,328,985
22,900	Network Appliance, Inc. *	848,903
		5,177,888
	Construction Materials - 0.28%
4,400	Martin Marietta Materials, Inc.	467,104
	Consumer Finance - 0.47%
14,700	SLM Corporation	777,336
	Containers & Packaging - 0.06%
2,000	Temple-Inland Inc.	92,880
	Distributors - 0.17%
3,700	WESCO International, Inc. *	277,500
	Diversified Financial Services - 6.09%
1,300	Chicago Mercantile Exchange Holdings Inc.	595,400
23,500	CIT Group Inc.	1,269,235
169,200	JPMorgan Chase & Co.	7,678,296
9,000	Moody's Corporation	558,090
		10,101,021
	Electric Utilities - 1.12%
5,200	Alliant Energy Corporation	166,192
11,200	American Electric Power Company, Inc.	374,752
2,700	Consolidated Edison, Inc.	116,424
5,000	DTE Energy Company	203,900
2,700	Edison International	109,107
1,100	Entergy Corporation	76,934
13,700	PG&E Corporation	545,808
12,700	TECO Energy, Inc.	202,946
3,000	Xcel Energy, Inc.	56,520
		1,852,583
	Electrical Equipment - 0.44%
3,300	Emerson Electric Co.	280,335
4,900	Rockwell Automation, Inc.	355,054
2,100	Roper Industries, Inc.	99,666
		735,055
	Electronic Equipment & Instruments - 0.80%
2,000	Amphenol Corporation - Class A	115,600
7,000	Arrow Electronics, Inc. *	253,400
9,200	Ingram Micro Inc. *	169,188

MDT All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Electronic Equipment & Instruments (continued)
17,800	Jabil Circuit, Inc. *	$694,022
1,400	Rogers Corporation *	86,380
		1,318,590
	Energy Equipment & Services - 6.27%
6,800	BJ Services Company	258,740
1,100	Diamond Offshore Drilling, Inc.	99,847
8,500	Grant Prideco, Inc. *	435,200
7,300	National-Oilwell Varco Inc. *	503,481
1,400	Oceaneering International, Inc. *	85,442
2,000	Oil States International, Inc. *	80,740
115,300	Schlumberger Limited	7,971,842
19,500	Smith International, Inc.	823,485
1,700	TETRA Technologies, Inc. *	83,640
1,200	W-H Energy Services, Inc. *	60,300
		10,402,717
	Food Products - 1.47%
12,700	Archer-Daniels-Midland Company	461,518
1,700	Bunge Limited	90,695
5,400	Dean Foods Company *	213,894
12,200	General Mills, Inc.	601,948
11,200	H.J. Heinz Company	464,912
7,800	The Hershey Company	416,052
6,300	Kraft Foods Inc. - Class A	196,812
		2,445,831
	Health Care Equipment & Supplies - 0.24%
1,000	Analogic Corporation	63,090
2,500	DENTSPLY International Inc.	149,175
1,900	Haemonetics Corporation *	103,550
900	IDEXX Laboratories, Inc. *	74,889
		390,704
	Health Care Providers & Services - 1.04%
4,900	Caremark Rx, Inc. *	223,195
800	DaVita, Inc. *	45,008
12,000	Emdeon Corporation *	136,920
5,900	Express Scripts, Inc. *	461,026
7,000	Laboratory Corporation of America Holdings *	399,700
7,400	Pharmaceutical Product Development, Inc.	265,438
3,500	PSS World Medical, Inc. *	63,140
2,300	Quest Diagnostics Incorporated	128,179
		1,722,606
	Hotels Restaurants & Leisure - 2.92%
1,900	Boyd Gaming Corporation	94,658
12,200	International Game Technology	462,746
6,300	Las Vegas Sands Corp. *	408,303
10,800	Marriott International, Inc. - Class A	789,156
4,400	Penn National Gaming, Inc. *	179,168
65,800	Starbucks Corporation *	2,452,366
8,800	Yum! Brands, Inc.	454,784
		4,841,181

MDT All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Household Durables - 2.03%
2,900	American Greetings Corporation	$65,308
4,500	Beazer Homes USA, Inc.	259,335
12,400	Centex Corporation	689,440
2,600	Harman International Industries, Incorporated	228,774
8,900	KB HOME	547,973
27,900	Pulte Homes, Inc.	1,042,065
4,200	The Ryland Group, Inc.	265,062
5,500	Standard-Pacific Corp.	174,405
3,900	WCI Communities, Inc. *	99,957
		3,372,319
	Household Products - 1.47%
24,100	Colgate-Palmolive Company	1,424,792
17,200	Kimberly-Clark Corporation	1,006,716
		2,431,508
	Insurance - 15.33%
54,950	The Allstate Corporation	3,104,126
12,400	AMBAC Financial Group, Inc.	1,021,264
8,300	American Financial Group, Inc.	367,524
98,700	American International Group, Inc.	6,440,175
1,400	AmerUs Group Co.	82,110
13,900	Assurant, Inc.	669,563
39,000	The Chubb Corporation	2,010,060
6,800	CNA Financial Corporation *	218,552
1,600	Delphi Financial Group, Inc. - Class A *	83,824
5,300	Hanover Insurance Group Inc	280,370
33,000	The Hartford Financial Services Group, Inc.	3,033,690
1,600	LandAmerica Financial Group, Inc.	111,008
11,700	Loews Corporation	1,241,955
6,100	MBIA Inc.	363,743
76,500	Metlife, Inc.	3,985,650
3,800	Nationwide Financial Services, Inc. - Class A	166,744
5,200	Ohio Casualty Corporation	154,180
5,100	Philadelphia Consolidated Holding Corp. *	168,963
5,800	Protective Life Corporation	292,320
6,100	Reinsurance Group of America, Incorporated	293,410
10,500	SAFECO Corporation	544,950
2,200	Selective Insurance Group, Inc.	122,452
3,500	StanCorp Financial Group, Inc.	172,690
2,700	Torchmark Corporation	162,297
8,600	W.R. Berkley Corporation	321,812
		25,413,432
	Internet & Catalog Retail - 0.12%
4,650	Coldwater Creek Inc. *	130,014
2,700	IAC/InterActiveCorp *	77,949
		207,963
	Internet Software & Services - 0.03%
1,300	Digital River, Inc. *	56,602
	IT Services - 0.70%
8,500	Cognizant Technology Solutions Corporation *	540,685
5,800	Computer Sciences Corporation *	339,590

MDT All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	IT Services (continued)
4,800	Fiserv, Inc. *	$216,384
1,500	Global Payments Inc.	71,145
		1,167,804
	Machinery - 1.59%
1,800	Bucyrus International, Inc. - Class A	93,438
1,400	Cummins Inc. *	146,300
3,800	Danaher Corporation	243,618
10,900	Joy Global Inc.	716,021
4,900	Oshkosh Truck Corporation	299,880
13,300	PACCAR Inc	956,669
3,300	SPX Corporation	180,675
		2,636,601
	Media - 1.10%
11,300	Discovery Holding Company - Class A *	168,370
19,800	The McGraw-Hill Companies, Inc.	1,102,068
4,200	Omnicom Group Inc.	378,042
4,900	Univision Communications Inc. - Class A *	174,881
		1,823,361
	Metals & Mining - 2.64%
5,200	Commercial Metals Company	282,880
20,300	Peabody Energy Corporation	1,296,358
16,600	Phelps Dodge Corporation	1,430,754
2,400	Schnitzer Steel Industries, Inc. - Class A	94,392
4,100	Steel Dynamics, Inc.	256,004
14,200	United States Steel Corporation	972,700
3,200	USEC Inc.	40,640
		4,373,728
	Multiline Retail - 0.37%
4,800	Big Lots, Inc. *	69,360
6,300	Saks Incorporated *	126,882
7,800	Target Corporation	414,180
		610,422
	Multi-Utilities & Unregulated Power - 0.16%
9,200	Reliant Energy Inc. *	104,420
2,600	SCANA Corporation	101,764
1,400	Sempra Energy	64,428
		270,612
	Oil & Gas - 14.71%
11,700	Amerada Hess Corporation	1,676,259
26,400	Anadarko Petroleum Corporation	2,767,248
129,700	ChevronTexaco Corporation	7,914,294
39,300	Devon Energy Corporation	2,362,323
114,700	Exxon Mobil Corporation	7,235,276
3,200	General Maritime Corporation	106,304
24,700	Marathon Oil Corporation	1,960,192
6,500	OMI Corporation	125,320
5,100	Pogo Producing Company	253,419
		24,400,635
	Paper & Forest Products - 0.21%
4,900	Weyerhaeuser Company	345,303

MDT All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Pharmaceuticals - 0.35%
6,300	Forest Laboratories, Inc. *	$254,394
8,100	Mylan Laboratories Inc.	176,904
8,000	Schering-Plough Corporation	154,560
		585,858
	Road & Rail - 0.89%
2,400	Arkansas Best Corporation	103,008
3,600	Burlington Northern Santa Fe Corporation *	286,308
7,800	CSX Corporation	534,222
4,400	Swift Transportation Co., Inc. *	131,780
4,700	Union Pacific Corporation	428,687
		1,484,005
	Semiconductor & Semiconductor Equipment - 2.46%
15,500	Altera Corporation *	338,520
2,600	Atheros Communications *	66,014
5,900	Freescale Semiconductor Inc. *	186,853
23,600	Linear Technology Corporation	837,800
22,500	Marvell Technology Group Ltd. *	1,284,525
28,700	Maxim Integrated Products, Inc.	1,011,962
4,100	Micrel, Incorporated *	52,644
4,600	Novellus Systems, Inc. *	113,620
1,900	OmniVision Technologies, Inc. *	55,252
2,700	Silicon Laboratories Inc. *	125,847
		4,073,037
	Software - 4.12%
5,000	Informatica Corporation *	76,850
278,700	Microsoft Corporation	6,730,605
1,200	TALX Corporation	31,212
		6,838,667
	Specialty Retail - 1.31%
4,700	Aeropostale, Inc. *	144,337
2,300	The Children's Place Retail Stores, Inc. *	142,094
1,600	Circuit City Stores, Inc.	46,000
7,200	Foot Locker, Inc.	166,896
34,500	The Gap, Inc.	624,105
3,800	Guess?, Inc. *	150,594
2,200	Select Comfort Corporation *	87,912
21,700	Staples, Inc.	573,097
3,700	Weight Watchers International, Inc.	182,595
2,400	Zale Corporation *	59,160
		2,176,790
	Textiles, Apparel & Luxury Goods - 0.59%
2,200	Carter's, Inc. *	148,192
25,000	Coach, Inc. *	825,500
		973,692
	Thrifts & Mortgage Finance - 2.04%
8,025	Astoria Financial Corporation	251,343
2,800	Corus Bankshares, Inc.	187,432
2,900	Downey Financial Corp.	208,162
1,800	FirstFed Financial Corp. *	113,202
6,500	Fremont General Corporation	144,560

MDT All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Thrifts & Mortgage Finance (continued)
15,900	Golden West Financial Corporation	$1,142,733
19,300	Hudson City Bancorp, Inc.	258,813
6,300	MGIC Investment Corporation	445,410
5,400	The PMI Group, Inc.	249,210
6,100	Radian Group Inc.	382,592
		3,383,457
	Trading Companies & Distributors - 0.11%
2,100	Applied Industrial Technologies, Inc.	87,255
1,800	MSC Industrial Direct Co., Inc. - Class A	93,348
		180,603
	TOTAL COMMON STOCKS (Cost $150,619,385)	161,635,297
Principal
Amount
	SHORT TERM INVESTMENTS - 3.26%
	US Government Agency Issues - 3.21%
	FHLB Discount Note
$5,324,000	4.352%, 05/01/2006	5,324,000
Shares
	SHORT TERM INVESTMENTS (continued)
	Money Market Mutual Funds - 0.05%

81,386	SEI Daily Income Trust Government Fund - Class B	81,386
	TOTAL SHORT TERM INVESTMENTS (Cost $5,405,386)	5,405,386
	Total Investments (Cost $156,024,771) - 100.74%	167,040,683
	Liabilities in Excess of Other Assets - (0.74)%	(1,229,474)
	TOTAL NET ASSETS - 100.00%	$165,811,209

	* Non Income Producing

MDT Tax Aware/All Cap Core Fund Schedule of Investments April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.05%
	Aerospace & Defense - 1.26%
102	Precision Castparts Corporation	$6,424
495	Raytheon Company	21,914
330	Rockwell Collins, Inc.	18,876
58	United Technologies Corporation	3,643
		50,857
	Air Freight & Logistics - 0.30%
232	Ryder System, Inc.	12,099
	Biotechnology - 2.55%
1,119	Amgen Inc. *	75,756
157	Cephalon, Inc. *	10,309
210	Genentech, Inc. *	16,739
		102,804
	Capital Markets - 10.01%
45	The Bear Stearns Companies Inc.	6,413
758	The Goldman Sachs Group, Inc.	121,500
248	Lehman Brothers Holdings Inc.	37,485
854	Merrill Lynch & Co., Inc.	65,126
2,698	Morgan Stanley	173,481
		404,005
	Commercial Banks - 5.72%
360	AmSouth Bancorporation	10,418
365	Comerica Incorporated	20,757
492	Fifth Third Bancorp	19,887
91	Huntington Bancshares Incorporated	2,198
551	KeyCorp	21,059
1,130	National City Corporation	41,697
458	Regions Financial Corporation	16,722
906	SunTrust Banks, Inc.	70,061
271	UnionBanCal Corporation	18,994
154	Wachovia Corporation	9,217
		231,010
	Commercial Services & Supplies - 1.59%
54	The Corporate Executive Board Company	5,785
77	The Dun & Bradstreet Corporation *	5,930
69	Monster Worldwide Inc. *	3,961
436	Robert Half International Inc.	18,430
804	Waste Management, Inc.	30,118
		64,224
	Communications Equipment - 4.41%
3,465	QUALCOMM Incorporated	177,893
	Computers & Peripherals - 4.00%
1,787	Apple Computer, Inc. *	125,787
723	Network Appliance, Inc. *	26,802
138	SanDisk Corporation *	8,808
		161,397
	Construction Materials - 0.46%
65	Lafarge North America Inc.	5,544
124	Martin Marietta Materials, Inc.	13,164
		18,708

MDT Tax Aware/All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Consumer Finance - 0.09%
116	AmeriCredit Corp. *	$3,512
	Distributors - 0.24%
127	WESCO International, Inc. *	9,525
	Diversified Financial Services - 6.61%
47	Chicago Mercantile Exchange Holdings Inc.	21,526
836	CIT Group Inc.	45,152
4,186	JPMorgan Chase & Co.	189,961
168	Moody's Corporation	10,418
		267,057
	Electric Utilities - 2.74%
1,014	American Electric Power Company, Inc.	33,929
265	Consolidated Edison, Inc.	11,427
445	Entergy Corporation	31,123
513	PG&E Corporation	20,438
729	Xcel Energy, Inc.	13,734
		110,651
	Electrical Equipment - 0.39%
219	Rockwell Automation, Inc.	15,869
	Electronic Equipment & Instruments - 0.46%
477	Jabil Circuit, Inc. *	18,598
	Energy Equipment & Services - 6.08%
282	BJ Services Company	10,730
285	Grant Prideco, Inc. *	14,592
2,828	Schlumberger Limited	195,528
516	Smith International, Inc.	21,791
35	Transocean Inc. *	2,837
		245,478
	Food Products - 0.43%
115	General Mills, Inc.	5,674
134	H.J. Heinz Company	5,562
117	The Hershey Company	6,241
		17,477
	Health Care Providers & Services - 1.05%
263	Caremark Rx, Inc. *	11,980
254	Express Scripts, Inc. *	19,848
144	Laboratory Corporation of America Holdings *	8,222
62	Pharmaceutical Product Development, Inc.	2,224
		42,274
	Hotels Restaurants & Leisure - 3.18%
233	International Game Technology	8,838
113	Las Vegas Sands Corp. *	7,323
442	Marriott International, Inc. - Class A	32,297
2,145	Starbucks Corporation *	79,944
		128,402
	Household Durables - 1.05%
36	Beazer Homes USA, Inc.	2,075
412	Centex Corporation	22,907
84	Harman International Industries, Incorporated	7,391

MDT Tax Aware/All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Household Durables (continued)
135	KB HOME	$8,312
25	The Ryland Group, Inc.	1,578
		42,263
	Household Products - 0.46%
314	Colgate-Palmolive Company	18,564
	Industrial Conglomerates - 1.16%
549	3M Co.	46,901
	Insurance - 15.86%
1,353	The Allstate Corporation	76,431
450	AMBAC Financial Group, Inc.	37,062
200	American Financial Group, Inc.	8,856
2,711	American International Group, Inc.	176,893
437	Assurant, Inc.	21,050
331	Cincinnati Financial Corporation	14,114
314	CNA Financial Corporation *	10,092
120	Conseco, Inc. *	3,030
115	Hanover Insurance Group Inc	6,084
1,135	The Hartford Financial Services Group, Inc.	104,341
406	Loews Corporation	43,097
323	MBIA Inc.	19,260
1,824	Metlife, Inc.	95,030
133	Protective Life Corporation	6,703
34	StanCorp Financial Group, Inc.	1,678
172	Torchmark Corporation	10,339
165	W.R. Berkley Corporation	6,174
		640,234
	IT Services - 0.91%
169	Alliance Data Systems Corporation *	9,295
216	Cognizant Technology Solutions Corporation *	13,740
98	Computer Sciences Corporation *	5,738
181	Fiserv, Inc. *	8,159
		36,932
	Machinery - 2.80%
236	Danaher Corporation	15,130
581	Deere & Company	51,000
217	Joy Global Inc.	14,255
90	Oshkosh Truck Corporation	5,508
380	PACCAR Inc	27,333
		113,226
	Media - 1.81%
567	Discovery Holding Company - Class A *	8,448
779	The McGraw-Hill Companies, Inc.	43,359
108	Omnicom Group Inc.	9,721
328	Univision Communications Inc. - Class A *	11,707
		73,235
	Metals & Mining - 3.16%
94	Commercial Metals Company	5,114
193	Nucor Corporation	21,002
530	Peabody Energy Corporation	33,846
283	Phelps Dodge Corporation	24,392

MDT Tax Aware/All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Metals & Mining (continued)
125	Steel Dynamics, Inc.	$7,805
515	United States Steel Corporation	35,277
		127,436
	Multiline Retail - 0.07%
133	Saks Incorporated *	2,679
	Multi-Utilities & Unregulated Power - 0.17%
182	Reliant Energy Inc. *	2,066
118	SCANA Corporation	4,618
		6,684
	Office Electronics - 0.15%
423	Xerox Corporation *	5,939
	Oil & Gas - 8.63%
421	Amerada Hess Corporation	60,317
935	Anadarko Petroleum Corporation	98,007
715	ChevronTexaco Corporation	43,629
604	Devon Energy Corporation	36,306
34	Kerr-McGee Corporation	3,395
685	Marathon Oil Corporation	54,361
462	Occidental Petroleum Corporation	47,466
101	Pogo Producing Company	5,019
		348,500
	Pharmaceuticals - 0.29%
291	Forest Laboratories, Inc. *	11,751
	Road & Rail - 0.35%
38	Burlington Northern Santa Fe Corporation	3,022
163	CSX Corporation	11,164
		14,186
	Semiconductor & Semiconductor Equipment - 2.58%
182	Altera Corporation *	3,975
816	Linear Technology Corporation	28,968
682	Marvell Technology Group Ltd. *	38,935
744	Maxim Integrated Products, Inc.	26,234
35	Microchip Technology Incorporated	1,304
160	NVIDIA Corporation *	4,675
		104,091
	Software - 3.32%
5,197	Microsoft Corporation	125,507
297	Red Hat, Inc. *	8,729
		134,236
	Specialty Retail - 0.37%
258	Foot Locker, Inc.	5,981
178	Weight Watchers International, Inc.	8,784
		14,765
	Textiles, Apparel & Luxury Goods - 0.37%
452	Coach, Inc. *	14,925
	Thrifts & Mortgage Finance - 1.85%
770	Golden West Financial Corporation	55,340
146	MGIC Investment Corporation	10,322
85	The PMI Group, Inc.	3,923

MDT Tax Aware/All Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares			Value
		COMMON STOCKS (continued)
		Thrifts & Mortgage Finance (continued)
82		Radian Group Inc.	$5,143
			74,728
		Trading Companies & Distributors - 0.12%
100		Fastenal Company	4,681
		TOTAL COMMON STOCKS (Cost $3,686,546)	3,917,796
		SHORT TERM INVESTMENTS - 2.47%
		Money Market Mutual Funds - 2.47%
99,700		SEI Daily Income Trust Government Fund - Class B	99,700
		TOTAL SHORT TERM INVESTMENTS (Cost $99,700)	99,700
		Total Investments (Cost $3,786,246) - 99.52%	4,017,496
		Other Assets in Excess of Liabilities - 0.48%	19,535
		TOTAL NET ASSETS - 100.00%	$4,037,031

	*	Non Income Producing

MDT Large Cap Growth Fund Schedule of Investments April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.65%
	Air Freight & Logistics - 1.01%
66	Expeditors International of Washington, Inc.	$5,650
	Biotechnology - 6.31%
41	Cephalon, Inc. *	2,692
229	Genentech, Inc. *	18,254
249	Gilead Sciences, Inc. *	14,317
		35,263
	Building Products - 0.58%
74	American Standard Companies Inc.	3,221
	Chemicals - 1.32%
167	E. I. du Pont de Nemours and Company	7,365
	Commercial Services & Supplies - 1.01%
19	The Corporate Executive Board Company	2,035
85	Robert Half International Inc.	3,593
		5,628
	Communications Equipment - 4.73%
514	QUALCOMM Incorporated	26,389
	Computers & Peripherals - 5.34%
113	Apple Computer, Inc. *	7,954
565	EMC Corporation *	7,633
202	Network Appliance, Inc. *	7,488
106	SanDisk Corporation *	6,766
		29,841
	Construction Materials - 1.38%
30	Martin Marietta Materials, Inc.	3,185
53	Vulcan Materials Company	4,503
		7,688
	Diversified Consumer Services - 0.30%
26	ITT Educational Services, Inc. *	1,652
	Diversified Financial Services - 2.71%
33	Chicago Mercantile Exchange Holdings Inc.	15,114
	Electrical Equipment - 1.18%
91	Rockwell Automation, Inc.	6,594
	Electronic Equipment & Instruments - 1.32%
13	Amphenol Corporation - Class A	752
170	Jabil Circuit, Inc. *	6,628
		7,380
	Energy Equipment & Services - 8.60%
32	Baker Hughes Incorporated	2,586
91	Diamond Offshore Drilling, Inc.	8,260
83	ENSCO International Incorporated	4,440
45	Halliburton Company	3,517
12	Helmerich & Payne, Inc.	873
410	Schlumberger Limited	28,347
		48,023
	Food & Staples Retailing - 4.64%
575	Wal-Mart Stores, Inc.	25,892
	Health Care Equipment & Supplies - 2.30%
29	Hillenbrand Industries, Inc.	1,489
181	Zimmer Holdings, Inc. *	11,385
		12,874

MDT Large Cap Growth Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Health Care Providers & Services - 5.54%
32	Aetna Inc.	$1,232
308	Caremark Rx, Inc. *	14,030
38	Covance Inc. *	2,217
25	DaVita, Inc. *	1,407
138	Express Scripts, Inc. *	10,783
36	Pharmaceutical Product Development, Inc.	1,291
		30,960
	Hotels Restaurants & Leisure - 6.99%
257	Las Vegas Sands Corp. *	16,656
93	MGM MIRAGE *	4,176
489	Starbucks Corporation *	18,225
		39,057
	Household Products - 3.73%
356	Kimberly-Clark Corporation	20,837
	Industrial Conglomerates - 4.84%
781	General Electric Company	27,015
	Insurance - 1.83%
192	AFLAC INCORPORATED	9,127
22	Unitrin, Inc.	1,075
		10,202
	IT Services - 1.54%
40	Alliance Data Systems Corporation *	2,200
78	CheckFree Corporation *	4,202
35	Cognizant Technology Solutions Corporation *	2,226
		8,628
	Machinery - 0.60%
51	Joy Global Inc.	3,350
	Media - 1.72%
206	The DIRECTV Group, Inc. *	3,518
27	Lamar Advertising Company - Class A *	1,485
129	Univision Communications Inc. - Class A *	4,604
		9,607
	Metals & Mining - 3.71%
44	Allegheny Technologies, Inc.	3,051
64	CONSOL Energy Inc.	5,450
191	Peabody Energy Corporation	12,198
		20,699
	Oil & Gas - 0.58%
53	GlobalSantaFe Corporation	3,244
	Pharmaceuticals - 7.24%
558	Abbott Laboratories	23,849
26	Johnson & Johnson	1,524
49	Sepracor Inc. *	2,187
265	Wyeth	12,898
		40,458
	Semiconductor & Semiconductor Equipment - 8.01%
84	KLA-Tencor Corporation	4,045
89	Lam Research Corporation *	4,350
196	Linear Technology Corporation	6,958
63	Marvell Technology Group Ltd. *	3,597

MDT Large Cap Growth Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares			Value
		COMMON STOCKS (continued)
		Semiconductor & Semiconductor Equipment (continued)
207		Maxim Integrated Products, Inc.	$7,299
105		MEMC Electronic Materials, Inc. *	4,263
191		NVIDIA Corporation *	5,581
312		Xilinx, Inc.	8,633
			44,726
		Software - 1.68%
214		Autodesk, Inc. *	8,997
14		Red Hat, Inc. *	411
			9,408
		Specialty Retail - 7.32%
57		Abercrombie & Fitch Co. - Class A	3,462
253		Best Buy Co., Inc.	14,335
366		Lowe's Companies, Inc.	23,076
			40,873
		Textiles, Apparel & Luxury Goods - 1.31%
221		Coach, Inc. *	7,298
		Trading Companies & Distributors - 0.28%
33		Fastenal Company	1,545
		TOTAL COMMON STOCKS (Cost $532,923)	556,481
		SHORT TERM INVESTMENTS - 2.38%
		Money Market Mutual Fundss - 2.38%
13,274		SEI Daily Income Trust Government Fund - Class B	13,274
		TOTAL SHORT TERM INVESTMENTS (Cost $13,274)	13,274
		Total Investments (Cost $546,197) - 102.03%	569,755
		Liabilities in Excess of Other Assets - (2.03)%	(11,330)
		TOTAL NET ASSETS - 100.00%	$558,425

	*	Non Income Producing

MDT Mid Cap Growth Fund Schedule of Investments April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.83%
	Aerospace & Defense - 5.67%
127	Precision Castparts Corporation	$7,999
357	Rockwell Collins, Inc.	20,420
		28,419
	Air Freight & Logistics - 1.85%
176	C.H. Robinson Worldwide, Inc.	7,806
17	Expeditors International of Washington, Inc.	1,455
		9,261
	Airlines - 0.47%
96	AMR Corporation *	2,365
	Beverages - 1.39%
12	Brown-Forman Corporation - Class B	894
247	Constellation Brands, Inc. - Class A *	6,101
		6,995
	Biotechnology - 1.91%
146	Cephalon, Inc. *	9,586
	Building Products - 3.24%
373	American Standard Companies Inc.	16,237
	Capital Markets - 0.28%
14	Affiliated Managers Group, Inc. *	1,418
	Commercial Banks - 2.34%
302	Synovus Financial Corporation	8,456
76	TCF Financial Corporation	2,042
24	Westamerica Bancorporation	1,227
		11,725
	Commercial Services & Supplies - 4.14%
372	Pitney Bowes Inc.	15,568
79	Stericycle, Inc. *	5,201
		20,769
	Communications Equipment - 2.92%
315	Harris Corporation	14,669
	Construction Materials - 0.63%
13	Martin Marietta Materials, Inc.	1,380
21	Vulcan Materials Company	1,784
		3,164
	Diversified Financial Services - 4.93%
18	Chicago Mercantile Exchange Holdings Inc.	8,244
266	Moody's Corporation	16,495
		24,739
	Electrical Equipment - 6.16%
322	Rockwell Automation, Inc.	23,332
160	Roper Industries, Inc.	7,594
		30,926
	Electronic Equipment & Instruments - 1.94%
168	Amphenol Corporation - Class A	9,710
	Energy Equipment & Services - 4.27%
50	Diamond Offshore Drilling, Inc.	4,539
27	ENSCO International Incorporated	1,444
266	Grant Prideco, Inc. *	13,619
43	Smith International, Inc.	1,816
		21,418

MDT Mid Cap Growth Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Health Care Equipment & Supplies - 1.92%
153	Dade Behring Holdings, Inc.	$5,967
84	Kinetic Concepts, Inc. *	3,667
		9,634
	Health Care Providers & Services - 9.39%
264	Coventry Health Care, Inc. *	13,113
159	Emdeon Corporation *	1,814
272	Express Scripts, Inc. *	21,254
196	Quest Diagnostics Incorporated	10,923
		47,104
	Hotels Restaurants & Leisure - 5.70%
87	Boyd Gaming Corporation	4,334
457	International Game Technology	17,334
28	Las Vegas Sands Corp. *	1,815
126	Penn National Gaming, Inc. *	5,131
		28,614
	Household Durables - 6.27%
92	The Black & Decker Corporation	8,612
232	Fortune Brands, Inc.	18,630
89	Newell Rubbermaid Inc.	2,440
111	Tempur-Pedic International Inc. *	1,753
		31,435
	Household Products - 4.15%
216	The Clorox Company	13,863
136	Energizer Holdings, Inc. *	6,956
		20,819
	Industrial Conglomerates - 1.01%
40	Carlisle Companies Incorporated	3,380
19	Textron Inc.	1,709
		5,089
	IT Services - 5.58%
211	Alliance Data Systems Corporation *	11,605
130	Cognizant Technology Solutions Corporation *	8,269
171	Global Payments Inc.	8,111
		27,985
	Leisure Equipment & Products - 0.41%
43	Polaris Industries Inc.	2,060
	Machinery - 0.79%
12	Cummins Inc.	1,254
19	Joy Global Inc.	1,248
24	Oshkosh Truck Corporation	1,469
		3,971
	Metals & Mining - 9.19%
133	Allegheny Technologies, Inc.	9,222
88	CONSOL Energy Inc.	7,494
384	Freeport-McMoRan Copper & Gold, Inc.	24,799
72	Peabody Energy Corporation	4,598
		46,113

MDT Mid Cap Growth Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares			Value
		COMMON STOCKS (continued)
		Multiline Retail - 1.40%
95		Dollar Tree Stores, Inc. *	$2,477
118		Nordstrom, Inc.	4,523
			7,000
		Oil & Gas - 0.56%
46		GlobalSantaFe Corporation	2,816
		Pharmaceuticals - 2.65%
298		Sepracor Inc. *	13,303
		Semiconductor & Semiconductor Equipment - 6.84%
43		KLA-Tencor Corporation	2,071
344		Marvell Technology Group Ltd. *	19,639
240		MEMC Electronic Materials, Inc. *	9,744
98		NVIDIA Corporation *	2,863
			34,317
		Specialty Retail - 1.83%
21		Abercrombie & Fitch Co. - Class A	1,275
153		Foot Locker, Inc.	3,547
86		The Sherwin-Williams Company	4,381
			9,203
		TOTAL COMMON STOCKS (Cost $468,392)	500,864
		SHORT TERM INVESTMENTS - 2.05%
		Money Market Mutual Funds - 2.05%
10,278		SEI Daily Income Trust Government Fund - Class B	10,278
		TOTAL SHORT TERM INVESTMENTS (Cost $10,278)	10,278
		Total Investments (Cost $478,670) - 101.88%	511,142
		Liabilities in Excess of Other Assets - (1.88)%	(9,451)
		TOTAL NET ASSETS - 100.00%	$501,691

	*	Non Income Producing

MDT Small Cap Core Fund Schedule of Investments April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.34%
	Aerospace & Defense - 2.14%
396	Armor Holdings, Inc. *	$24,184
95	Kaman Corporation	2,308
138	United Industrial Corporation	9,067
		35,559
	Air Freight & Logistics - 0.88%
48	EGL, Inc. *	2,243
250	Hub Group, Inc. *	12,292
		14,535
	Auto Components - 0.43%
33	Keystone Automotive Industries, Inc. *	1,363
242	Tenneco Inc. *	5,820
		7,183
	Beverages - 0.68%
87	Hansen Natural Corporation *	11,263
	Biotechnology - 0.34%
97	Neurocrine Biosciences, Inc. *	5,564
	Building Products - 1.00%
222	Universal Forest Products, Inc.	16,599
	Capital Markets - 4.03%
225	Calamos Asset Management, Inc. - Class A	8,721
330	Greenhill & Co., Inc.	23,404
112	LaBranche & Co. Inc. *	1,583
437	optionsXpress Holdings Inc.	13,765
276	Piper Jaffray Companies, Inc. *	19,292
		66,765
	Chemicals - 2.75%
47	FMC Corporation	2,987
335	H.B. Fuller Company	17,521
859	Hercules Incorporated *	12,206
446	Olin Corporation	9,165
122	Westlake Chemical Corporation	3,703
		45,582
	Commercial Banks - 5.52%
160	Chemical Financial Corporation	4,657
340	Citizens Banking Corporation	8,891
94	Columbia Banking System, Inc.	3,172
226	Community Bank System, Inc.	4,640
387	F.N.B. Corporation	6,494
41	First Merchants Corporation	1,022
265	Hancock Holding Company	13,184
122	Hanmi Financial Corporation	2,376
58	Irwin Financial Corporation	1,065
443	Pacific Capital Bancorp	14,858
42	Park National Corporation	4,213
186	Provident Bankshares Corporation	6,465
404	Republic Bancorp Inc.	4,634
338	Susquehanna Bancshares, Inc.	8,068
212	United Bankshares, Inc.	7,734
		91,473

MDT Small Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Commercial Services & Supplies - 3.76%
99	Administaff, Inc.	$5,717
169	American Ecology Corporation	4,521
613	American Reprographics Company *	21,743
431	CBIZ, Inc. *	3,595
129	The Geo Group Inc. *	4,623
227	Jackson Hewitt Tax Service Inc.	6,783
124	John H. Harland Company	5,140
23	PHH Corporation *	641
231	Spherion Corporation *	2,444
88	Team, Inc. *	2,763
141	Volt Information Sciences, Inc. *	4,425
		62,395
	Communications Equipment - 0.12%
37	InterDigital Communications Corporation *	937
51	Oplink Communications, Inc. *	983
		1,920
	Computers & Peripherals - 1.28%
1,317	Brocade Communications Systems, Inc. *	8,113
105	Komag, Incorporated *	4,414
382	Palm, Inc. *	8,633
		21,160
	Construction & Engineering - 3.74%
466	Comfort Systems USA, Inc.	7,111
162	EMCOR Group, Inc. *	8,108
475	Granite Construction Incorporated	22,021
407	McDermott International, Inc. *	24,746
		61,986
	Construction Materials - 0.95%
237	Eagle Materials Inc.	15,701
	Consumer Finance - 0.48%
50	Advanta Corp. - Class B	1,908
165	ASTA Funding, Inc.	5,994
		7,902
	Containers & Packaging - 0.77%
379	Myers Industries, Inc.	6,708
157	Silgan Holdings Inc.	6,097
		12,805
	Distributors - 2.74%
85	The Andersons, Inc.	8,882
307	Building Materials Holding Corporation	10,260
351	WESCO International, Inc. *	26,325
		45,467
	Diversified Telecommunication Services - 0.32%
161	Commonwealth Telephone Enterprises, Inc.	5,342
	Electrical Equipment - 1.99%
274	A.O. Smith Corporation	12,993
247	Franklin Electric Co., Inc.	14,408
261	II-VI Incorporated *	5,653
		33,054

MDT Small Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Electronic Equipment & Instruments - 7.07%
71	Agilysys, Inc.	$1,028
248	Anixter International Inc.	12,608
719	Benchmark Electronics, Inc. *	19,629
343	Brightpoint, Inc. *	11,484
145	Littelfuse, Inc. *	4,682
129	LoJack Corporation *	2,852
132	Metrologic Instruments, Inc. *	2,243
232	Multi-Fineline Electronix, Inc. *	13,521
244	Park Electrochemical Corp.	7,557
531	Plexus Corporation *	23,130
50	Rofin-Sinar Technologies, Inc. *	2,805
230	Rogers Corporation *	14,191
92	TTM Technologies, Inc. *	1,496
		117,226
	Energy Equipment & Services - 5.88%
98	CARBO Ceramics Inc.	5,677
26	Helix Energy Solutions Group Inc. *	1,009
35	Helmerich & Payne, Inc.	2,546
124	Lufkin Industries, Inc.	7,943
173	Maverick Tube Corporation *	9,415
131	NATCO Group Inc. - Class A *	3,874
13	NS Group, Inc. *	650
310	Oceaneering International, Inc. *	18,919
213	Oil States International, Inc. *	8,599
363	TETRA Technologies, Inc. *	17,860
130	Todco - Class A	5,963
51	Unit Corporation *	2,945
242	W-H Energy Services, Inc. *	12,161
		97,561
	Food & Staples Retailing - 1.63%
493	Longs Drug Stores Corporation	23,373
209	Wild Oats Markets, Inc. *	3,591
		26,964
	Gas Utilities - 0.56%
178	The Laclede Group, Inc.	6,070
121	South Jersey Industries, Inc.	3,216
		9,286
	Health Care Equipment & Supplies - 1.46%
30	Abaxis, Inc. *	784
80	Analogic Corporation	5,047
207	Candela Corporation *	4,813
242	Greatbatch, Inc. *	5,929
115	Haemonetics Corporation *	6,267
35	Neurometrix Inc. *	1,320
		24,160
	Health Care Providers & Services - 1.43%
406	Eclipsys Corporation *	8,940
287	Molina Healthcare Inc. *	9,385
62	PSS World Medical, Inc. *	1,118

MDT Small Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Health Care Providers & Services (continued)
103	Res-Care, Inc. *	$2,115
135	The TriZetto Group, Inc. *	2,122
		23,680
	Hotels Restaurants & Leisure - 1.42%
294	Bob Evans Farms, Inc.	8,491
502	Domino's Pizza, Inc.	13,218
58	Monarch Casino & Resort, Inc. *	1,826
		23,535
	Household Durables - 1.14%
100	Champion Enterprises, Inc. *	1,526
578	Furniture Brands International, Inc.	13,294
141	Interface, Inc. - Class A *	1,813
24	WCI Communities, Inc. *	615
55	The Yankee Candle Company, Inc.	1,658
		18,906
	Industrial Conglomerates - 0.61%
212	Raven Industries, Inc.	8,592
94	Tredegar Corporation	1,510
		10,102
	Insurance - 3.68%
7	American Physicians Capital, Inc. *	338
33	AmerUs Group Co.	1,935
149	CNA Surety Corporation *	2,681
41	Delphi Financial Group, Inc.	2,148
210	Harleysville Group Inc.	6,300
54	Horace Mann Educators Corporation	940
15	Infinity Property & Casualty Corporation	673
33	LandAmerica Financial Group, Inc.	2,290
646	Ohio Casualty Corporation	19,154
30	RLI Corporation	1,488
122	Safety Insurance Group, Inc.	5,647
81	Selective Insurance Group, Inc.	4,508
171	Stewart Information Services Corporation	7,387
218	Tower Group, Inc.	5,598
		61,087
	Internet & Catalog Retail - 0.89%
261	Coldwater Creek Inc. *	7,298
62	PetMed Express, Inc. *	998
230	Stamps.com Inc. *	6,486
		14,782
	Internet Software & Services - 1.12%
131	Bankrate, Inc. *	6,323
178	Digital River, Inc. *	7,750
101	Travelzoo Inc. *	3,891
54	United Online, Inc.	696
		18,660
	IT Services - 1.78%
334	CSG Systems International, Inc. *	8,444
576	eFunds Corporation *	14,826
		23,270

MDT Small Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Machinery - 6.85%
56	Actuant Corporation - Class A	$3,581
239	Barnes Group Inc.	10,772
72	Bucyrus International, Inc. - Class A	3,738
97	Cascade Corporation	4,025
168	Freightcar America Inc.	11,239
123	Kaydon Corporation	5,282
239	Lincoln Electric Holdings, Inc.	13,100
502	The Manitowoc Company, Inc.	24,894
153	Mueller Industries, Inc.	5,796
21	Reliance Steel & Aluminum Co.	1,868
177	Robbins & Myers, Inc.	4,301
77	Trinity Industries, Inc.	4,889
338	Valmont Industries, Inc.	18,168
104	Wabash National Corporation	1,882
		113,535
	Marine - 1.51%
340	Kirby Corporation *	25,058
	Media - 0.02%
35	Journal Register Company	391
	Metals & Mining - 4.14%
305	AMCOL International Corporation	8,790
25	Carpenter Technology Corporation	2,974
120	Century Aluminum Company *	5,713
68	Cleveland-Cliffs Inc.	5,820
167	Commercial Metals Company	9,085
43	Metal Management, Inc.	1,395
128	Oregon Steel Mills, Inc. *	6,340
484	Quanex Corporation	20,696
127	Steel Dynamics, Inc.	7,930
		68,743
	Multiline Retail - 0.53%
258	Conn's, Inc. *	8,816
	Multi-Utilities & Unregulated Power - 0.46%
360	Avista Corporation	7,564
	Oil & Gas - 0.78%
162	Frontier Oil Corporation	9,806
94	General Maritime Corporation	3,122
		12,928
	Paper & Forest Products - 0.49%
433	Glatfelter	8,106
	Personal Products - 0.03%
20	Parlux Fragrances, Inc. *	546
	Pharmaceuticals - 0.33%
206	Alpharma Inc. - Class A	5,407
	Road & Rail - 2.59%
196	AMERCO *	20,470
70	Arkansas Best Corporation	3,005
43	Celadon Group, Inc. *	1,169
99	Dollar Thrifty Automotive Group, Inc. *	4,819

MDT Small Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Road & Rail (continued)
496	Heartland Express, Inc.	$12,058
76	Werner Enterprises, Inc.	1,458
		42,979
	Semiconductor & Semiconductor Equipment - 3.29%
494	Atheros Communications *	12,543
126	Cymer, Inc. *	6,513
56	Intevac, Inc. *	1,574
304	Micrel, Incorporated *	3,903
186	Netlogic Microsystems Inc. *	7,490
63	OmniVision Technologies, Inc. *	1,832
446	Silicon Laboratories Inc. *	20,788
		54,643
	Software - 0.71%
768	Informatica Corporation *	11,804
	Specialty Retail - 7.41%
432	Aeropostale, Inc. *	13,267
123	The Buckle, Inc.	5,258
793	Cabela's Incorporated - Class A *	16,177
41	The Cato Corporation - Class A	928
204	Charlotte Russe Holding Inc. *	4,407
328	The Children's Place Retail Stores, Inc. *	20,264
82	Group 1 Automotive, Inc.	4,476
240	Guess?, Inc. *	9,511
365	The Gymboree Corporation *	10,979
159	Jos. A. Bank Clothiers, Inc. *	6,678
371	Select Comfort Corporation *	14,825
360	Sonic Automotive, Inc.	9,727
71	United Auto Group, Inc.	3,003
63	Zale Corporation *	1,553
58	Zumiez Inc. *	1,885
		122,938
	Telecommunications - 0.12%
108	Iowa Telecommunications Services Incorporated	1,948
	Textiles, Apparel & Luxury Goods - 0.63%
204	Skechers U.S.A., Inc. - Class A *	5,580
93	Steven Madden, Ltd.	4,951
		10,531
	Thrifts & Mortgage Finance - 2.92%
76	Anchor BanCorp Wisconsin, Inc.	2,217
386	Corus Bankshares, Inc.	25,839
30	FirstFed Financial Corp. *	1,887
305	MAF Bancorp, Inc.	13,536
180	Ocwen Financial Corporation *	1,989
52	Sterling Financial Corporation	1,672
38	TierOne Corporation	1,294
		48,434

MDT Small Cap Core Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares			Value
		COMMON STOCKS (continued)
		Trading Companies & Distributors - 1.32%
343		Applied Industrial Technologies, Inc.	$14,252
147		MSC Industrial Direct Co., Inc. - Class A	7,623
			21,875
		TOTAL COMMON STOCKS (Cost $1,513,609)	1,597,720
		SHORT TERM INVESTMENTS - 3.21%
		Money Market Mutual Fundss - 3.21%
53,154		SEI Daily Income Trust Government Fund - Class B	53,154
		TOTAL SHORT TERM INVESTMENTS (Cost $53,154)	53,154
		Total Investments (Cost $1,566,763) - 99.55%	1,650,874
		Other Assets in Excess of Liabilities - 0.45%	7,540
		TOTAL NET ASSETS - 100.00%	$1,658,414

	*	Non Income Producing

MDT Small Cap Growth Fund Schedule of Investments April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.40%
	Aerospace & Defense - 1.23%
23	HEICO Corporation	$755
110	Teledyne Technologies Incorporated *	4,005
53	United Industrial Corporation	3,482
		8,242
	Air Freight & Logistics - 0.84%
98	Hub Group, Inc. *	4,818
23	Pacer International, Inc.	789
		5,607
	Airlines - 0.31%
150	AirTran Holdings, Inc. *	2,097
	Auto Components - 0.11%
17	Keystone Automotive Industries, Inc. *	702
	Beverages - 1.40%
72	Hansen Natural Corporation *	9,321
	Biotechnology - 0.99%
115	Neurocrine Biosciences, Inc. *	6,596
	Building Products - 1.05%
94	Universal Forest Products, Inc.	7,028
	Capital Markets - 5.14%
133	Calamos Asset Management, Inc. - Class A	5,155
106	Cohen & Steers, Inc.	2,717
91	GFI Group Inc. *	5,176
165	Greenhill & Co., Inc.	11,702
305	optionsXpress Holdings Inc.	9,607
		34,357
	Chemicals - 0.35%
165	Hercules Incorporated *	2,345
	Commercial Banks - 0.82%
25	Cascade Bancorp	728
54	First BanCorp.	572
125	Pacific Capital Bancorp	4,193
		5,493
	Commercial Services & Supplies - 4.37%
56	Administaff, Inc.	3,234
48	American Ecology Corporation	1,284
237	American Reprographics Company *	8,406
35	DeVry, Inc. *	905
56	Healthcare Services Group, Inc.	1,196
128	John H. Harland Company	5,306
207	PHH Corporation *	5,771
34	Portfolio Recovery Associates, Inc. *	1,749
62	Spherion Corporation *	656
16	Vertrue Incorporated *	659
		29,166
	Communications Equipment - 0.21%
107	Packeteer, Inc. *	1,397
	Computers & Peripherals - 0.53%
26	Neoware Inc. *	563
113	Synaptics Incorporated *	2,963
		3,526

MDT Small Cap Growth Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Construction Materials - 0.77%
78	Eagle Materials Inc.	$5,168
	Consumer Finance - 1.62%
33	ASTA Funding, Inc.	1,199
81	Dollar Financial Corporation *	1,573
170	Nelnet, Inc. - Class A *	6,613
49	World Acceptance Corporation *	1,411
		10,796
	Containers & Packaging - 0.50%
45	Crown Holdings, Inc. *	721
68	Silgan Holdings Inc.	2,641
		3,362
	Distributors - 2.96%
139	Building Materials Holding Corporation	4,645
202	WESCO International, Inc. *	15,150
		19,795
	Diversified Consumer Services - 0.26%
64	Escala Group, Inc. *	1,761
	Diversified Financial Services - 1.11%
168	International Securities Exchange, Inc.	7,384
	Electrical Equipment - 1.86%
51	Baldor Electric Company	1,693
127	Franklin Electric Co., Inc.	7,408
71	Regal-Beloit Corporation	3,313
		12,414
	Electronic Equipment & Instruments - 3.77%
332	Benchmark Electronics, Inc. *	9,063
80	Daktronics, Inc.	3,137
26	Global Imaging Systems, Inc. *	971
27	Littelfuse, Inc. *	872
30	Metrologic Instruments, Inc. *	510
38	Multi-Fineline Electronix, Inc. *	2,215
94	Rogers Corporation *	5,800
161	TTM Technologies, Inc. *	2,618
		25,186
	Energy Equipment & Services - 9.50%
78	Atwood Oceanics, Inc. *	4,161
87	CARBO Ceramics Inc.	5,040
62	Grey Wolf, Inc. *	484
58	Helix Energy Solutions Group Inc. *	2,252
109	Lone Star Technologies, Inc. *	5,778
39	Lufkin Industries, Inc.	2,498
20	Maverick Tube Corporation *	1,088
135	Oceaneering International, Inc. *	8,239
155	Oil States International, Inc. *	6,257
232	Superior Energy Services, Inc. *	7,459
154	TETRA Technologies, Inc. *	7,577
151	Todco - Class A	6,926

MDT Small Cap Growth Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Energy Equipment & Services (continued)
38	Unit Corporation *	$2,195
69	W-H Energy Services, Inc. *	3,467
		63,421
	Food & Staples Retailing - 1.55%
201	Longs Drug Stores Corporation	9,529
47	Wild Oats Markets, Inc. *	808
		10,337
	Health Care Equipment & Supplies - 2.73%
35	Abaxis, Inc. *	914
103	Candela Corporation *	2,395
43	DJ Orthopedics Incorporated *	1,709
118	Greatbatch, Inc. *	2,891
122	Haemonetics Corporation *	6,649
49	Molecular Devices Corporation *	1,568
29	Neurometrix Inc. *	1,094
25	PolyMedica Corporation	1,033
		18,253
	Health Care Providers & Services - 3.53%
52	The Advisory Board Company *	2,918
161	Apria Healthcare Group Inc. *	3,526
7	Computer Programs and Systems, Inc.	331
118	Eclipsys Corporation *	2,598
40	Healthways, Inc. *	1,963
102	Molina Healthcare Inc. *	3,336
126	PAREXEL International Corporation *	3,718
133	PSS World Medical, Inc. *	2,399
178	The TriZetto Group, Inc. *	2,798
		23,587
	Hotels Restaurants & Leisure - 2.23%
278	Domino's Pizza, Inc.	7,320
70	Isle of Capri Casinos, Inc. *	2,184
74	Monarch Casino & Resort, Inc. *	2,330
56	RC2 Corporation *	2,214
27	WMS Industries Inc. *	844
		14,892
	Household Durables - 0.65%
95	Champion Enterprises, Inc. *	1,450
45	Ethan Allen Interiors Inc.	2,020
28	The Yankee Candle Company, Inc.	844
		4,314
	Industrial Conglomerates - 0.51%
61	Raven Industries, Inc.	2,472
58	Tredegar Corporation	932
		3,404
	Internet & Catalog Retail - 1.25%
240	Coldwater Creek Inc. *	6,710
33	PetMed Express, Inc. *	531
7	Priceline.com Incorporated *	171

MDT Small Cap Growth Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Internet & Catalog Retail (continued)
33	Stamps.com Inc. *	$931
		8,343
	Internet Software & Services - 1.58%
46	Bankrate, Inc. *	2,220
47	Digital River, Inc. *	2,046
140	Digitas Inc. *	1,975
50	eCollege.com *	1,063
28	Travelzoo Inc. *	1,079
35	United Online, Inc.	451
48	WebEx Communications, Inc. *	1,697
		10,531
	IT Services - 2.19%
197	Acxiom Corporation	5,106
232	eFunds Corporation *	5,972
115	VeriFone Holdings, Inc. *	3,560
		14,638
	Machinery - 6.99%
95	Actuant Corporation - Class A	6,075
29	American Science and Engineering, Inc. *	2,486
70	Bucyrus International, Inc. - Class A	3,634
54	Freightcar America Inc.	3,613
150	Kaydon Corporation	6,441
327	The Manitowoc Company, Inc.	16,216
90	Nordson Corporation	4,810
38	Reliance Steel & Aluminum Co.	3,380
		46,655
	Marine - 1.16%
105	Kirby Corporation *	7,739
	Metals & Mining - 1.53%
127	AK Steel Holding Corporation *	1,894
195	Quanex Corporation	8,338
		10,232
	Multiline Retail - 0.06%
11	Conn's, Inc. *	376
	Oil & Gas - 3.20%
83	Berry Petroleum Company	6,117
131	Frontier Oil Corporation	7,929
78	Holly Corporation	6,019
30	W&T Offshore, Inc.	1,281
		21,346
	Road & Rail - 3.56%
35	AMERCO *	3,655
21	Arkansas Best Corporation	901
76	Genesee & Wyoming Inc. - Class A *	2,491
350	Heartland Express, Inc.	8,509
206	Old Dominion Freight Line, Inc. *	6,633
52	Universal Truckload Services, Inc. *	1,577
		23,766

MDT Small Cap Growth Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Semiconductor & Semiconductor Equipment - 5.13%
119	Atheros Communications *	$3,021
112	Cymer, Inc. *	5,789
31	Intevac, Inc. *	871
121	Micrel, Incorporated *	1,554
53	Netlogic Microsystems Inc. *	2,134
78	OmniVision Technologies, Inc. *	2,268
396	PMC-Sierra, Inc. *	4,922
269	Semtech Corporation *	5,044
186	Silicon Laboratories Inc. *	8,670
		34,273
	Software - 2.98%
17	Ansoft Corporation *	751
85	ANSYS, Inc. *	4,798
63	Aspen Technology, Inc. *	810
27	FactSet Research Systems Inc.	1,192
441	Informatica Corporation *	6,778
67	Kronos Incorporated *	3,058
8	TALX Corporation	208
57	Transaction Systems Architects, Inc. *	2,277
		19,872
	Specialty Retail - 8.58%
34	Aaron Rents, Inc.	913
253	Aeropostale, Inc. *	7,770
45	Build-A-Bear-Workshop, Inc. *	1,454
359	Cabela's Incorporated - Class A *	7,324
41	Charlotte Russe Holding Inc. *	885
146	The Children's Place Retail Stores, Inc. *	9,020
281	The Dress Barn, Inc. *	7,106
39	Genesco Inc. *	1,612
182	Guess?, Inc. *	7,213
67	Jos. A. Bank Clothiers, Inc. *	2,814
188	Select Comfort Corporation *	7,512
114	Zumiez Inc. *	3,705
		57,328
	Textiles, Apparel & Luxury Goods - 0.82%
52	Deckers Outdoor Corporation *	2,220
39	Oxford Industries, Inc.	1,704
63	Wolverine World Wide, Inc.	1,565
		5,489
	Thrifts & Mortgage Finance - 0.84%
97	Accredited Home Lenders Holding Company *	5,606
	Trading Companies & Distributors - 1.63%
75	MSC Industrial Direct Co., Inc. - Class A	3,889
26	UAP Holding Corp.	537
102	Watsco, Inc.	6,472
		10,898
	TOTAL COMMON STOCKS (Cost $576,233)	617,043

MDT Small Cap Growth Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares			Value
		SHORT TERM INVESTMENTS - 2.75%
		Money Market Mutual Funds - 2.75%
18,364		SEI Daily Income Trust Government Fund - Class B	$18,364
		TOTAL SHORT TERM INVESTMENTS (Cost $18,364)	18,364
		Total Investments (Cost $594,597) - 95.15%	635,407
		Other Assets in Excess of Liabilities - 4.85%	32,406
		TOTAL NET ASSETS - 100.00%	$667,813

	*	Non Income Producing

MDT Small Cap Value Fund Schedule of Investments April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 101.46%
	Capital Markets - 3.96%
87	Calamos Asset Management, Inc. - Class A	$3,372
458	Knight Capital Group, Inc. *	7,676
128	LaBranche & Co. Inc. *	1,809
22	Piper Jaffray Companies, Inc. *	1,538
		14,395
	Chemicals - 1.09%
131	Westlake Chemical Corporation	3,976
	Commercial Banks - 3.15%
14	Alabama National BanCorporation	964
9	BancFirst Corporation	392
68	Central Pacific Financial Corp.	2,577
71	Chittenden Corporation	1,957
40	Citizens Banking Corporation	1,046
18	City Holding Company	651
18	Park National Corporation	1,805
56	Susquehanna Bancshares, Inc.	1,337
23	WesBanco, Inc.	714
		11,443
	Commercial Services & Supplies - 3.51%
69	Banta Corporation	3,490
172	Jackson Hewitt Tax Service Inc.	5,139
187	Spherion Corporation *	1,979
68	Volt Information Sciences, Inc. *	2,134
		12,742
	Communications Equipment - 0.24%
46	Oplink Communications, Inc. *	887
	Computers & Peripherals - 0.17%
15	Komag, Incorporated *	631
	Construction & Engineering - 1.44%
92	Granite Construction Incorporated	4,265
38	Insituform Technologies, Inc. - Class A *	968
		5,233
	Construction Materials - 2.78%
142	Eagle Materials Inc.	9,408
52	U.S. Concrete, Inc. *	713
		10,121
	Consumer Finance - 1.58%
175	Cash America International, Inc.	5,754
	Containers & Packaging - 0.44%
90	Myers Industries, Inc.	1,593
	Diversified Financial Services - 0.27%
21	GATX Corporation	983
	Electric Utilities - 1.11%
119	IDACORP, Inc.	4,052
	Electrical Equipment - 2.44%
120	Encore Wire Corporation *	5,032
122	General Cable Corporation *	3,851
		8,883

MDT Small Cap Value Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Electronic Equipment & Instruments - 5.11%
214	Brightpoint, Inc. *	$7,165
47	Littelfuse, Inc. *	1,518
39	OSI Systems, Inc. *	743
52	Park Electrochemical Corp.	1,611
13	Rofin-Sinar Technologies, Inc. *	729
183	Technitrol, Inc.	4,582
136	TTM Technologies, Inc. *	2,211
		18,559
	Energy Equipment & Services - 4.04%
174	Maverick Tube Corporation *	9,469
188	RPC, Inc.	5,206
		14,675
	Food & Staples Retailing - 4.24%
241	Longs Drug Stores Corporation	11,426
139	Ruddick Corporation	3,226
18	Weis Markets, Inc.	747
		15,399
	Gas Utilities - 6.13%
174	Atmos Energy Corporation	4,618
55	The Laclede Group, Inc.	1,875
110	New Jersey Resources Corporation	4,870
73	Northwest Natural Gas Company	2,521
75	South Jersey Industries, Inc.	1,994
128	Southwest Gas Corporation	3,548
97	WGL Holdings Inc.	2,854
		22,280
	Health Care Equipment & Supplies - 1.37%
49	Analogic Corporation	3,092
49	Datascope Corp.	1,893
		4,985
	Hotels Restaurants & Leisure - 1.23%
64	Jack in the Box Inc. *	2,675
47	Speedway Motorsports, Inc.	1,790
		4,465
	Household Durables - 2.44%
114	Furniture Brands International, Inc.	2,622
244	WCI Communities, Inc. *	6,254
		8,876
	Insurance - 8.57%
106	21st Century Insurance Group	1,702
13	American Physicians Capital, Inc. *	628
137	AmerUs Group Co.	8,035
11	Delphi Financial Group, Inc. - Class A	576
21	FBL Financial Group, Inc. - Class A	707
78	Horace Mann Educators Corporation	1,358
39	Infinity Property & Casualty Corporation	1,749
46	LandAmerica Financial Group, Inc.	3,192
169	The Phoenix Companies, Inc.	2,567
19	ProAssurance Corporation *	957
21	RLI Corporation	1,042

MDT Small Cap Value Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Insurance (continued)
25	Safety Insurance Group, Inc.	$1,157
61	Selective Insurance Group, Inc.	3,395
45	State Auto Financial Corporation	1,583
25	Stewart Information Services Corporation	1,080
55	Tower Group, Inc.	1,412
		31,140
	IT Services - 5.12%
232	eFunds Corporation *	5,972
219	Keane, Inc. *	3,097
437	MPS Group, Inc. *	6,974
100	Sykes Enterprises, Incorporated *	1,619
85	Tyler Technologies, Inc. *	937
		18,599
	Leisure Equipment & Products - 0.20%
45	Callaway Golf Company	719
	Machinery - 3.74%
53	Kadant Inc. *	1,251
147	Kaydon Corporation	6,312
96	The Manitowoc Company, Inc.	4,761
22	Mueller Industries, Inc.	833
8	Nordson Corporation	428
		13,585
	Media - 0.25%
110	Entravision Communications Corporation - Class A *	922
	Metals & Mining - 8.23%
12	Century Aluminum Company *	571
68	Commercial Metals Company	3,699
56	Metal Management, Inc.	1,817
205	Oregon Steel Mills, Inc. *	10,154
61	Schnitzer Steel Industries, Inc. - Class A	2,399
102	Steel Dynamics, Inc.	6,369
248	Worthington Industries, Inc.	4,898
		29,907
	Multiline Retail - 0.39%
41	Conn's, Inc. *	1,401
	Oil & Gas - 1.05%
37	General Maritime Corporation	1,229
61	Swift Energy Company *	2,584
		3,813
	Road & Rail - 5.47%
34	AMERCO *	3,551
78	Arkansas Best Corporation	3,348
161	Dollar Thrifty Automotive Group, Inc. *	7,837
55	Marten Transport, Ltd. *	1,198
33	SCS Transportation, Inc *	867
47	U.S. Xpress Enterprises, Inc. - Class A *	923
113	Werner Enterprises, Inc.	2,167
		19,891

MDT Small Cap Value Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares			Value
		COMMON STOCKS (continued)
		Semiconductor & Semiconductor Equipment - 5.21%
682		Amkor Technology, Inc. *	$8,245
36		DSP Group, Inc. *	973
101		Mattson Technology, Inc. *	1,161
178		MKS Instruments, Inc. *	4,249
463		RF Micro Devices, Inc. *	4,306
			18,934
		Software - 0.67%
116		RSA Security Inc. *	2,429
		Specialty Retail - 6.22%
111		The Buckle, Inc.	4,745
293		Cabela's Incorporated - Class A *	5,977
130		The Cato Corporation - Class A	2,942
69		Payless ShoeSource, Inc. *	1,585
192		Too Inc. *	7,377
			22,626
		Textiles, Apparel & Luxury Goods - 0.31%
30		Brown Shoe Company, Inc.	1,141
		Thrifts & Mortgage Finance - 7.16%
29		Anchor BanCorp Wisconsin, Inc.	846
152		Corus Bankshares, Inc.	10,175
83		Downey Financial Corp.	5,958
78		FirstFed Financial Corp. *	4,906
59		Flagstar Bancorp, Inc.	944
40		MAF Bancorp, Inc.	1,775
41		PFF Bancorp, Inc.	1,405
			26,009
		Trading Companies & Distributors - 2.13%
186		Applied Industrial Technologies, Inc.	7,728
		TOTAL COMMON STOCKS (Cost $347,842)	368,776
		SHORT TERM INVESTMENTS - 4.40%
		Money Market Mutual Funds - 4.40%
16,000		SEI Daily Income Trust Government Fund - Class B	16,000
		TOTAL SHORT TERM INVESTMENTS (Cost $16,000)	16,000
		Total Investments (Cost $363,842) - 105.86%	384,776
		Liabilities in Excess of Other Assets - (5.86)%	(21,316)
		TOTAL NET ASSETS - 100.00%	$363,460

	*	Non Income Producing

MDT Balanced Fund Schedule of Investments April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 58.65%
	Aerospace & Defense - 0.28%
700	Precision Castparts Corporation	$44,086
2,500	Raytheon Company	110,675
1,100	Rockwell Collins, Inc.	62,920
		217,681
	Air Freight & Logistics - 0.13%
2,000	Ryder System, Inc.	104,300
	Beverages - 0.11%
300	Hansen Natural Corporation *	38,838
1,600	The Pepsi Bottling Group, Inc.	51,360
		90,198
	Biotechnology - 2.18%
10,200	Amgen Inc. *	690,540
1,400	Cephalon, Inc. *	91,924
11,800	Genentech, Inc. *	940,578
		1,723,042
	Building Products - 0.08%
1,400	American Standard Companies Inc.	60,942
	Capital Markets - 3.57%
2,900	The Bear Stearns Companies Inc.	413,279
600	GFI Group Inc. *	34,128
700	Lehman Brothers Holdings Inc.	105,805
4,300	Merrill Lynch & Co., Inc.	327,918
29,600	Morgan Stanley	1,903,280
1,100	optionsXpress Holdings Inc.	34,650
		2,819,060
	Chemicals - 0.27%
400	Ashland Inc.	26,328
3,100	E. I. du Pont de Nemours and Company	136,710
1,700	Westlake Chemical Corporation	51,595
		214,633
	Commercial Banks - 2.19%
6,500	AmSouth Bancorporation	188,110
5,600	Comerica Incorporated	318,472
700	Huntington Bancshares Incorporated	16,905
8,300	KeyCorp	317,226
800	M&T Bank Corporation	95,520
16,800	National City Corporation	619,920
1,500	SunTrust Banks, Inc.	115,995
800	UnionBanCal Corporation	56,072
		1,728,220
	Commercial Services & Supplies - 0.90%
900	Cintas Corporation	37,782
700	The Corporate Executive Board Company	74,991
700	The Dun & Bradstreet Corporation *	53,914
700	Jackson Hewitt Tax Service Inc.	20,916
1,400	Republic Services, Inc.	61,614
4,100	Robert Half International Inc.	173,307
300	Stericycle, Inc. *	19,752
7,200	Waste Management, Inc.	269,712
		711,988

MDT Balanced Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Communications Equipment - 1.03%
15,900	QUALCOMM Incorporated	$816,306
	Computers & Peripherals - 1.69%
16,000	Apple Computer, Inc. *	1,126,240
5,600	Network Appliance, Inc. *	207,592
		1,333,832
	Construction Materials - 0.18%
1,300	Martin Marietta Materials, Inc.	138,008
	Consumer Finance - 0.19%
2,800	SLM Corporation	148,064
	Containers & Packaging - 0.04%
600	Temple-Inland Inc.	27,864
	Distributors - 0.10%
1,000	WESCO International, Inc. *	75,000
	Diversified Financial Services - 3.88%
200	Chicago Mercantile Exchange Holdings Inc.	91,600
12,500	CIT Group Inc.	675,125
48,600	JPMorgan Chase & Co.	2,205,468
1,500	Moody's Corporation	93,015
		3,065,208
	Electric Utilities - 0.57%
1,500	Alliant Energy Corporation	47,940
2,200	American Electric Power Company, Inc.	73,612
2,700	DTE Energy Company	110,106
500	Edison International	20,205
3,800	PG&E Corporation	151,392
3,100	TECO Energy, Inc.	49,538
		452,793
	Electrical Equipment - 0.13%
1,100	Rockwell Automation, Inc.	79,706
500	Roper Industries, Inc.	23,730
		103,436
	Electronic Equipment & Instruments - 0.46%
1,900	Arrow Electronics, Inc. *	68,780
3,600	Ingram Micro Inc. *	66,204
5,100	Jabil Circuit, Inc. *	198,849
400	Rogers Corporation *	24,680
		358,513
	Energy Equipment & Services - 2.57%
2,100	BJ Services Company	79,905
2,200	Grant Prideco, Inc. *	112,640
700	National-Oilwell Varco Inc. *	48,279
400	Oceaneering International, Inc. *	24,412
21,600	Schlumberger Limited	1,493,424
5,400	Smith International, Inc.	228,042
500	TETRA Technologies, Inc. *	24,600
400	W-H Energy Services, Inc. *	20,100
		2,031,402
	Food Products - 0.60%
2,900	Archer-Daniels-Midland Company	105,386
1,000	Dean Foods Company *	39,610

MDT Balanced Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Food Products (continued)
3,300	General Mills, Inc.	$162,822
2,200	The Hershey Company	117,348
1,600	Kraft Foods Inc. - Class A *	49,984
		475,150
	Health Care Equipment & Supplies - 0.12%
900	DENTSPLY International Inc.	53,703
400	Haemonetics Corporation *	21,800
200	IDEXX Laboratories, Inc. *	16,642
		92,145
	Health Care Providers & Services - 0.50%
900	Caremark Rx, Inc. *	40,995
3,400	Emdeon Corporation *	38,794
1,200	Express Scripts, Inc. *	93,768
1,900	Laboratory Corporation of America Holdings *	108,490
2,600	Pharmaceutical Product Development, Inc.	93,262
400	Quest Diagnostics Incorporated *	22,292
		397,601
	Hotels Restaurants & Leisure - 1.73%
500	Boyd Gaming Corporation	24,910
4,000	International Game Technology	151,720
1,100	Las Vegas Sands Corp. *	71,291
2,500	Marriott International, Inc. - Class A	182,675
1,100	Penn National Gaming, Inc. *	44,792
20,100	Starbucks Corporation *	749,127
2,700	Yum! Brands, Inc.	139,536
		1,364,051
	Household Durables - 0.97%
900	American Greetings Corporation	20,268
2,400	Beazer Homes USA, Inc.	138,312
3,800	Centex Corporation	211,280
1,300	Harman International Industries, Incorporated	114,387
2,200	KB HOME	135,454
1,100	The Ryland Group, Inc.	69,421
1,400	Standard-Pacific Corp.	44,394
1,100	WCI Communities, Inc. *	28,193
		761,709
	Household Products - 0.86%
6,800	Colgate-Palmolive Company	402,016
4,700	Kimberly-Clark Corporation	275,091
		677,107
	Insurance - 8.93%
25,950	The Allstate Corporation	1,465,916
3,100	AMBAC Financial Group, Inc.	255,316
2,100	American Financial Group, Inc.	92,988
18,600	American International Group, Inc.	1,213,650
800	AmerUs Group Co.	46,920
4,200	Assurant, Inc.	202,314
7,800	The Chubb Corporation	402,012
2,000	CNA Financial Corporation *	64,280
9,100	The Hartford Financial Services Group, Inc.	836,563

MDT Balanced Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Insurance (continued)
500	LandAmerica Financial Group, Inc.	$34,690
2,800	Loews Corporation	297,220
2,500	MBIA Inc.	149,075
25,200	Metlife, Inc.	1,312,920
1,400	Nationwide Financial Services, Inc. - Class A	61,432
1,100	Ohio Casualty Corporation	32,615
900	Philadelphia Consolidated Holding Corp. *	29,817
1,800	Protective Life Corporation	90,720
1,600	Reinsurance Group of America, Incorporated	76,960
4,000	SAFECO Corporation	207,600
700	Selective Insurance Group, Inc.	38,962
600	StanCorp Financial Group, Inc.	29,604
700	Torchmark Corporation	42,077
1,700	W.R. Berkley Corporation	63,614
		7,047,265
	Internet Software & Services - 0.02%
300	Digital River, Inc. *	13,062
	IT Services - 0.46%
2,500	Cognizant Technology Solutions Corporation *	159,025
1,600	Computer Sciences Corporation *	93,680
1,800	Fiserv, Inc. *	81,144
600	Global Payments Inc.	28,458
		362,307
	Machinery - 0.85%
600	Bucyrus International, Inc. - Class A	31,146
300	Cummins Inc. *	31,350
1,000	Danaher Corporation	64,110
2,800	Joy Global Inc.	183,932
1,300	Oshkosh Truck Corporation	79,560
3,400	PACCAR Inc	244,562
700	SPX Corporation	38,325
		672,985
	Media - 0.57%
2,600	Discovery Holding Company - Class A *	38,740
4,600	The McGraw-Hill Companies, Inc.	256,036
900	Omnicom Group Inc.	81,009
2,100	Univision Communications Inc. - Class A *	74,949
		450,734
	Metals & Mining - 1.41%
5,100	Peabody Energy Corporation	325,686
4,800	Phelps Dodge Corporation	413,712
600	Schnitzer Steel Industries, Inc. - Class A	23,598
1,300	Steel Dynamics, Inc.	81,172
3,900	United States Steel Corporation	267,150
		1,111,318
	Multiline Retail - 0.12%
1,600	Big Lots, Inc. *	23,120
2,300	Saks Incorporated *	46,322
500	Target Corporation	26,550
		95,992

MDT Balanced Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Multi-Utilities & Unregulated Power - 0.09%
4,400	Reliant Energy Inc. *	$49,940
600	SCANA Corporation	23,484
		73,424
	Oil & Gas - 9.14%
4,900	Amerada Hess Corporation	702,023
13,700	Anadarko Petroleum Corporation	1,436,034
33,900	ChevronTexaco Corporation	2,068,578
9,700	Devon Energy Corporation	583,067
24,200	Exxon Mobil Corporation	1,526,536
700	General Maritime Corporation	23,254
9,400	Marathon Oil Corporation	745,984
1,600	OMI Corporation	30,848
2,000	Pogo Producing Company	99,380
		7,215,704
	Paper & Forest Products - 0.06%
700	Weyerhaeuser Company	49,329
	Pharmaceuticals - 0.23%
1,800	Forest Laboratories, Inc. *	72,684
2,400	Mylan Laboratories Inc.	52,416
3,000	Schering-Plough Corporation	57,960
		183,060
	Real Estate - 5.55%
5,750	Archstone-Smith Trust	281,060
2,700	Avalonbay Communities, Inc.	290,790
3,150	Boston Properties, Inc.	278,050
4,933	Brandywine Realty Trust	139,653
5,350	Developers Diversified Realty Corporation	284,620
7,800	Duke Realty Corporation	276,120
6,100	Equity Residential	273,707
3,450	Federal Realty Investment Trust	235,394
6,100	General Growth Properties, Inc.	286,395
6,800	Health Care Property Investors, Inc.	186,456
2,800	Hospitality Properties Trust	120,680
7,200	Kimco Realty Corporation	267,336
5,000	Plum Creek Timber Company, Inc.	181,500
3,800	ProLogis	190,836
2,100	Public Storage, Inc.	161,448
6,500	Reckson Associates Realty Corporation	264,420
6,850	Taubman Centers, Inc.	281,809
4,000	Vornado Realty Trust	382,560
		4,382,834
	Road & Rail - 0.33%
600	Arkansas Best Corporation	25,752
500	Burlington Northern Santa Fe Corporation *	39,765
1,100	CSX Corporation	75,339
1,300	Union Pacific Corporation	118,573
		259,429
	Semiconductor & Semiconductor Equipment - 1.33%
4,700	Altera Corporation *	102,648
700	Atheros Communications *	17,773

MDT Balanced Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS (continued)
	Semiconductor & Semiconductor Equipment (continued)
6,800	Linear Technology Corporation	$241,400
6,200	Marvell Technology Group Ltd. *	353,958
7,100	Maxim Integrated Products, Inc.	250,346
1,300	Micrel, Incorporated *	16,692
1,700	Novellus Systems, Inc. *	41,990
600	Silicon Laboratories Inc. *	27,966
		1,052,773
	Software - 1.75%
1,500	Informatica Corporation *	23,055
56,100	Microsoft Corporation	1,354,815
		1,377,870
	Specialty Retail - 0.80%
1,200	Aeropostale, Inc. *	36,852
500	The Children's Place Retail Stores, Inc. *	30,890
1,700	Foot Locker, Inc.	39,406
13,300	The Gap, Inc.	240,597
1,100	Guess?, Inc. *	43,593
700	Select Comfort Corporation *	27,972
5,600	Staples, Inc.	147,896
900	Weight Watchers International, Inc.	44,415
800	Zale Corporation *	19,720
		631,341
	Textiles, Apparel & Luxury Goods - 0.30%
600	Carter's, Inc. *	40,416
6,000	Coach, Inc. *	198,120
		238,536
	Thrifts & Mortgage Finance - 1.28%
1,350	Astoria Financial Corporation	42,282
700	Corus Bankshares, Inc.	46,858
800	Downey Financial Corp.	57,424
800	FirstFed Financial Corp. *	50,312
1,800	Fremont General Corporation	40,032
2,900	Golden West Financial Corporation	208,423
2,800	Hudson City Bancorp, Inc.	37,548
3,100	MGIC Investment Corporation	219,170
2,900	The PMI Group, Inc.	133,835
2,800	Radian Group Inc.	175,616
		1,011,500
	Trading Companies & Distributors - 0.10%
600	Applied Industrial Technologies, Inc.	24,930
1,000	MSC Industrial Direct Co., Inc. - Class A	51,860
		76,790
	TOTAL COMMON STOCKS (Cost $39,681,795)	46,294,506

Principal
Amount
	CORPORATE BONDS - 3.80%
	The Bear Stearns Companies Inc. Medium-Term Floating Rate Notes
$250,000	5.180%, 06/19/2006	250,022
	Boeing Capital Corporation Senior Notes
125,000	5.650%, 05/15/2006	125,036

MDT Balanced Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (continued)
	CIT Group, Inc.
$200,000	2.875%, 09/29/2006	$198,175
	General Motors Acceptance Corporation Notes
300,000	6.125%, 02/01/2007	295,202
	GTE North, Inc. Notes
400,000	6.900%, 11/01/2008	410,509
	Household Finance Corporation Notes
300,000	7.200%, 07/15/2006	301,122
	International Lease Finance Corp.
380,000	5.750%, 10/15/2006	380,487
	Merrill Lynch & Co Inc. Floating Rate Notes
400,000	5.519%, 01/31/2008	399,630
	Safeway, Inc. Notes
250,000	4.800%, 07/16/2007	247,966
	SLM Corporation Notes
300,000	3.950%, 08/15/2008	290,073
	Washington Mutual, Inc. Notes
100,000	7.500%, 08/15/2006	100,641
	TOTAL CORPORATE BONDS (Cost $3,042,240)	2,998,863
Shares
	EXCHANGE TRADED FUNDS - 4.63%
53,750	iShares MSCI EAFE Index Fund (1)	3,656,612
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,798,467)	3,656,612
Principal
Amount	NON-AGENCY MORTGAGE &
	ASSET BACKED SECURITIES - 12.65%
	American Home Mortgage Investment Trust
$1,000,000	Series 2004-3, 5.010%, 10/25/2034	972,333
	Banc of America Commercial Mortgage Inc.
455,149	Series 2000-2, 7.020%, 09/15/2032	469,508
	Bank of America Funding Corporation Mortgage Pass-Through Certificates
90,330	Series 2003-1, Class A1, 6.000%, 05/20/2033	86,848
	Bear Stearns Asset Backed Securities, Inc.
508,721	Series 2005-AC6, Class 21PO, Principal Only, 09/25/2020	354,210
	Bear Stearns Mortgage Securities, Inc. Mortgage Variable Rate Pass-Thru Certificates
6,648	Series 1997-6, Class 1-A, 6.670%, 03/25/2031	6,624
	Chase Mortgage Finance Trust Mortgage Pass-Through Certificates
360,048	Series 2003-S1, 5.250%, 02/25/2018	358,650
	Citicorp Mortgage Securities Inc. Pass-Through Certificates
1,000,000	Series 2003-11, Class 1A4, 5.250%, 12/25/2033	968,305
	Community Program Loan Trust Asset-Backed Certificates
698,711	Series 1987-A, Class A4, 4.500%, 10/01/2018	682,373
	CS First Boston Mortgage Securities Corporation Mortgage Backed Pass-Through Certificates
62,546	Series 2002-HE4, Class AF, 5.510%, 08/25/2032	62,400
649,992	Series 2002-34, Class DB, 6.990%, 12/25/2032	385,782
	(Acquired 03/17/2005; Cost $494,066)
549,374	Series 2003-17, Class DB4, 5.382%, 06/25/2033	400,189
	Indymac Home Equity Loan Asset-Backed Floating Step Rate Trust Certificates
235,594	Series 2004-C, Class 1A1, 5.270%, 03/25/2035	236,042

MDT Balanced Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Principal
Amount		Value
	NON-AGENCY MORTGAGE &
	ASSET BACKED SECURITIES (continued)
	Master Asset Securitization Trust Collateralized Mortgage Obligation
$723,122	Series 2003-6, Class 9A1, 4.250%, 07/25/2033	$688,776
	MMCA Automobile Trust Asset-Backed Certificates
452,714	Series 2002-2, Class C, 5.550%, 03/15/2010	448,163
	Peoples Choice Home Loan Securities Trust Pass-Through Certificates
500,000	Series 2004-1, Class B1, 5.000%, 06/25/2034	475,462
	Structured Asset Securities Corporation
335,807	Series 2003-21, Class 2A2, 5.250%, 08/25/2033	317,886
	Vendee Mortgage Trust Pass-Through Certificates
496,008	Series 1994-3A, Class 1ZB, 6.500%, 09/15/2024	501,270
	WAMU Floating Rate Mortgage Pass-Through Certificates
1,000,000	2003-AR9, Class 1A6, 4.052%, 09/25/2033	971,041
	Wells Fargo Mortgage Backed Securities Trust Pass-Through Certificates
675,623	Series 2004-8, Class A6, 5.000%, 08/25/2019	660,017
1,000,000	Series 2005-3, Class A14, 5.500%, 05/25/2035	936,354
	TOTAL NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES (Cost $10,230,657)	9,982,233
	UNITED STATES GOVERNMENT & AGENCY ISSUES - 17.32%
	FHLMC Bond
1,000,000	3.500%, 09/08/2006	994,243
	FHLMC Guaranteed Real Estate Mortgage Investment Conduit Inverse Variable Rate Pass-Thru Certificates
259,694	Series 2648, Class TS, 10.833%, 07/15/2033	233,845
	FHLMC Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
120,441	Series 2366, Class VG, 6.000%, 06/15/2011	121,289
222,194	Series 2676, Class JA, 4.000%, 08/15/2013	220,667
50,072	Series 1595, Class D, 7.000%, 10/15/2013	50,808
150,000	Series 2672, Class NB, 4.000%, 05/15/2016	138,159
169,721	Series 2636, Class Z, 4.500%, 06/15/2018	154,723
500,000	Series 2663, Class LN, 4.500%, 01/15/2022	495,502
20,391	Series 1311, Class K, 7.000%, 07/15/2022	21,206
41,407	Series 1384, Class D, 7.000%, 09/15/2022	41,386
125,000	Series 2626, Class NA, 5.000%, 06/15/2023	123,543
750,000	Series 1686, Class PJ, 5.000%, 02/15/2024	739,841
587,281	Series 2410, Class OE, 6.375%, 02/15/2032	597,721
609,438	Series 2647, Class A, 3.250%, 04/15/2032	549,014
75,000	Series 2497, Class JH, 6.000%, 09/15/2032	74,202
	FHLMC Participation Certificates
264,458	Pool #E0-1538, 5.000%, 12/01/2018	257,710
176,650	Pool #42-0173, 5.750%, 04/01/2030	177,726
	FNMA Guaranteed Mortgage Pass-Thru Certificates
33,044	Pool #408761, 7.000%, 12/01/2012	33,985
13,568	Pool #512255, 7.500%, 09/01/2014	14,189
85,660	Pool #609554, 7.500%, 10/01/2016	89,616
428,535	Pool #754886, 4.500%, 09/01/2018	416,264
	FNMA Guaranteed Real Estate Mortgage Investment Conduit Inverse Variable Rate Pass-Thru Certificates
99,004	Series 1993-113, Class SB, 9.749%, 07/25/2023	105,082
	FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
23,411	Series 2001-37, Class GA, 8.000%, 07/25/2016	23,567
150,000	Series 2003-32, Class KC, 5.000%, 05/25/2018	142,461
468,099	Series 2002-1, Class HC, 6.500%, 02/25/2022	477,334

MDT Balanced Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Principal
Amount			Value
		UNITED STATES GOVERNMENT & AGENCY ISSUES (continued)
		FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates (continued)
$117,886		Series 2003-79, Class NM, 4.000%, 05/25/2022	$111,700
200,288		Series G92-44, Class ZQ, 8.000%, 07/25/2022	211,585
79,204		Series 1992-188, Class PZ, 7.500%, 10/25/2022	82,724
331,512		Series 2003-66, Class MB, 3.500%, 05/25/2023	303,878
795,641		Series 1997-81, Class PD, 6.350%, 12/18/2027	810,778
26,532		Series 2001-61, Class TD, 6.000%, 07/25/2030	26,470
318,670		Series 2002-22, Class G, 6.500%, 04/25/2032	324,733
341,294		Series 2003-28, Class GA, 4.000%, 10/25/2032	317,135
442,712		Series 2003-49, Class JE, 3.000%, 04/25/2033	387,473
24,497		Series 2003-35, Class UC, 3.750%, 05/25/2033	23,006
976,799		Series 2003-42, Class CA, 4.000%, 05/25/2033	934,333
907,722		Series 2004-2, Class JA, 5.000%, 02/25/2024	878,831
		FNMA Notes
2,000,000		5.250%, 01/15/2009	2,006,080
		GNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
302,440		Series 1996-10, Class PD, 7.500%, 06/20/2026	314,999
27,726		Series 1999-29, Class PB, 7.250%, 07/16/2028	28,324
72,816		Series 2002-17, Class B, 6.000%, 03/20/2032	72,748
571,157		Series 2003-67, Class ZA, 5.000%, 08/20/2033	540,683
		TOTAL UNITED STATES GOVERNMENT & AGENCY ISSUES (Cost $13,821,935)	13,669,563
Shares
		SHORT TERM INVESTMENTS - 2.82%
		Money Market Mutual Funds - 0.11%
91,188		SEI Daily Income Trust Government Fund - Class B	91,188
Principal
Amount
		United States Government & Agency Issues - 2.71%
		FHLB Discount Note
$2,138,000		4.352% , 05/01/2006	2,138,000
		TOTAL SHORT TERM INVESTMENTS (Cost $2,229,188)	2,229,188
		Total Investments (Cost $70,804,282) - 99.87%	78,830,965
		Other Assets in Excess of Liabilities - 0.13%	100,786
		TOTAL NET ASSETS - 100.00%	$78,931,751

	*	Non Income Producing
	(1)	Underlying securities are stocks of foreign companies
	(a)	Restricted Securities

MDT Short-Term Bond Fund Schedule of Investments April 30, 2006 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS - 7.71%
	The Bear Stearns Companies Inc. Medium-Term Floating Rate Notes
$500,000	5.180%, 06/19/2006	$500,043
	Boeing Capital Corporation Senior Notes
174,000	5.650%, 05/15/2006	174,050
	CIT Group, Inc.
300,000	2.875%, 09/29/2006	297,263
	General Motors Acceptance Corporation Notes
300,000	6.125%, 02/01/2007	295,202
	International Lease Finance Corp.
350,000	5.750%, 10/15/2006	350,449
	Merrill Lynch & Co Inc. Floating Rate Notes
375,000	5.519%, 01/31/2008	374,653
	SLM Corporation Notes
290,000	3.950%, 08/15/2008	280,404
	Washington Mutual, Inc. Notes
400,000	7.500%, 08/15/2006	402,563
	TOTAL CORPORATE BONDS (Cost $2,699,257)	2,674,627
	NON-AGENCY MORTGAGE &
	ASSET BACKED SECURITIES - 31.95%
	American Home Mortgage Investment Trust
1,500,000	Series 2004-3, 5.010%, 10/25/2034	1,458,499
	Americredit Automobile Receivables Trust
320,819	Series 2002-C, Class A4, 3.550%, 02/06/2009	317,960
	Banc of America Mortgage Securities, Inc. Variable Rate Pass-Through Certificates
296,856	Series 2003-B, Class 2A2, 4.413%, 03/25/2033	291,679
	Capital One Auto Finance Trust Asset-Backed Certificates
876,145	Series 2003-A, Class A4A, 2.470%, 01/15/2010	860,936
	Citicorp Mortgage Securities Inc. Pass-Through Certificates
812,504	Series 2004-5, 5.250%, 08/25/2034	798,635
	Community Program Loan Trust Asset-Backed Certificates
698,711	Series 1987-A, Class A4, 4.500%, 10/01/2018	682,373
	Countrywide Alternative Loan Trust Mortgage Pass-Through Certificates
431,762	Series 2003-J3, Class 2A1, 6.250%, 12/25/2033	429,791
	CS First Boston Mortgage Securities Corporation Mortgage Backed Pass-Through Certificates
50,481	Series 2002-26, Class 3A5, 6.260%, 10/25/2032	53,696
464,280	Series 2002-34, Class DB, 6.986%, 12/25/2032 (a)	275,559
	(Acquired 03/17/2005; Cost $352,904)
469,979	Series 2003-17, Class DB4, 5.382%, 06/25/2033	342,353
200,000	Series 2003-11, Class 1A35, 5.500%, 06/25/2033	194,623
	DaimlerChrysler Auto Trust Asset-Backed Certificates
1,000,000	Series 2004-C, Class A4, 3.280%, 12/08/2009	970,423
	Indymac Home Equity Loan Asset-Backed Floating Step Rate Trust Certificates
235,594	Series 2004-C, Class 1A1, 5.270%, 03/25/2035	236,042
	Master Asset Securitization Trust Collateralized Mortgage Obligation
723,122	Series 2003-6, Class 9A1, 4.250%, 07/25/2033	688,776
	MMCA Automobile Trust Asset-Backed Certificates
422,533	Series 2002-2, Class C, 5.550%, 03/15/2010	418,286
	Peoples Choice Home Loan Securities Trust Pass-Through Certificates
500,000	Series 2004-1, Class B1, 5.000%, 06/25/2034	475,462

MDT Short-Term Bond Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Principal
Amount		Value
	NON-AGENCY MORTGAGE &
	ASSET BACKED SECURITIES (continued)
	Residential Funding Mortgage Securities I, Inc. Mortgage Pass-Through Certificates
$81,033	Series 2003-S7, Class A20, 4.000%, 05/25/2033	$77,321
	Ryland Acceptance Corporation Four Mortgage Pass-Through Certificates
641,784	Series 40, 8.950%, 06/01/2017	646,062
	Vendee Mortgage Trust Pass-Through Certificates
992,015	Series 1994-3A, Class 1ZB, 6.500%, 09/15/2024	1,002,540
	WFS Financial Owner Trust Auto Receivable Backed Notes
869,988	Series 2003-2, Class A4, 2.410%, 12/20/2010	859,810
	TOTAL NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES (Cost $11,320,941)	11,080,826
	UNITED STATES GOVERNMENT & AGENCY ISSUES - 56.43%
	FHLB Bond
1,000,000	3.000%, 05/15/2006	999,144
	FHLMC Guaranteed Real Estate Mortgage Investment Conduit Inverse Variable Rate Pass-Thru Certificates
162,503	Series 2648, Class TS, 10.833%, 07/15/2033	146,329
	FHLMC Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
68,848	Series 1211, Class L, 7.000%, 03/15/2007	68,774
95,780	Series 1624, Class KZ, 6.000%, 12/15/2008	96,181
444,389	Series 2676, Class JA, 4.000%, 08/15/2013	441,334
139,789	Series 1596, Class D, 6.500%, 10/15/2013	142,215
255,367	Series 1595, Class D, 7.000%, 10/15/2013	259,122
200,000	Series 2695, Class DB, 4.000%, 09/15/2015	193,941
324,851	Series 2345, Class PQ, 6.500%, 08/15/2016	332,447
805,607	Series 2508, Class EG, 4.500%, 06/15/2017	800,085
527,822	Series 2632, Class A, 4.000%, 01/15/2018	500,500
13,610	Series 141, Class D, 5.000%, 05/15/2021	13,539
4,645	Series 1096, Class E, 7.000%, 06/15/2021	4,640
1,000,000	Series 2663, Class LN, 4.500%, 01/15/2022	991,004
200,000	Series 1686, Class PJ, 5.000%, 02/15/2024	197,291
436,082	Series 2756, Class NA, 5.000%, 02/15/2024	416,109
251,010	Series 2091, Class PG, 6.000%, 11/15/2028	251,868
598,771	Series 2694, Class BA, 4.000%, 06/15/2031	575,266
609,438	Series 2647, Class A, 3.250%, 04/15/2032	549,014
	FHLMC Participation Certificates
162,175	Pool #M9-0767, 4.500%, 11/01/2007	160,641
159,318	Pool #M9-0766, 5.000%, 11/01/2007	158,821
32,587	Pool #A0-1379, 8.500%, 10/01/2010	33,248
53,184	Pool #E6-5440, 7.500%, 11/01/2010	53,683
263,008	Pool #E9-9748, 8.000%, 11/01/2015	270,857
61,117	Pool #G3-0067, 7.500%, 03/01/2017	64,084
396,687	Pool #E0-1538, 5.000%, 12/01/2018	386,564
129,336	Pool #A0-1858, 8.500%, 07/01/2021	140,816
100,834	Pool #C9-0493, 6.500%, 11/01/2021	103,188
264,975	Pool #42-0173, 5.750%, 04/01/2030	266,589
	FHLMC Variable Rate Participation Certificates
49,892	Pool #39-0260, 4.646%, 10/01/2030	50,015
23,240	Pool #42-0196, 5.313%, 11/01/2030	23,290
	FNMA Guaranteed Mortgage Pass-Thru Certificates
592,570	Pool #254863, 4.000%, 08/01/2013	566,120
69,908	Pool #313806, 7.500%, 02/01/2014	70,365

MDT Short-Term Bond Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

Principal
Amount		Value
	UNITED STATES GOVERNMENT & AGENCY ISSUES (continued)
	FNMA Guaranteed Mortgage Pass-Thru Certificates (continued)
$43,188	Pool #512255, 7.500%, 09/01/2014	$45,167
196,696	Pool #609554, 7.500%, 10/01/2016	205,780
	FNMA Guaranteed Real Estate Mortgage Investment Conduit Inverse Variable Rate Pass-Thru Certificates
15,475	Series 1993-179, Class FO, 5.360%, 10/25/2023	15,583
	FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
381,077	Series 1993-068, Class PL, 7.000%, 05/25/2008	384,493
85,000	Series 1993-135, Class PJ, 6.500%, 07/25/2008	86,099
146,796	Series 1994-007, Class PG, 6.500%, 01/25/2009	147,881
96,005	Series 1993-204, Class VE, 6.100%, 02/25/2009	96,739
250,000	Series 1993-049, Class H, 7.000%, 04/25/2013	256,978
200,000	Series 2002-43, Class B, 6.000%, 07/25/2017	202,070
458,260	Series 1990-28, Class X, 9.000%, 03/25/2020	499,804
245,028	Series G-41, Class PT, 7.500%, 10/25/2021	253,154
10,092	Series 1991-141, Class PZ, 8.000%, 10/25/2021	10,630
517,431	Series G92-44, Class ZQ, 8.000%, 07/25/2022	546,614
239,527	Series 1992-162, Class D, 7.000%, 09/25/2022	245,608
234,502	Series 1993-113, Class SB, 9.749%, 07/25/2023	248,899
1,420,788	Series 1997-81, Class PD, 6.350%, 12/18/2027	1,447,818
812,575	Series 2002-52, Class FG, 5.081%, 09/25/2032	824,403
466,467	Series 2003-47, Class FP, 5.431%, 09/25/2032	468,643
442,712	Series 2003-49, Class JE, 3.000%, 04/25/2033	387,473
244,969	Series 2003-35, Class UC, 3.750%, 05/25/2033	230,055
435,439	Series 2004-2, Class JA, 5.000%, 02/25/2024	421,579
	FNMA Guaranteed Real Estate Mortgage Investment Conduit Variable Rate Pass-Thru Certificates
976,799	Series 2003-42, Class CA, 4.000%, 05/25/2033	934,333
835,055	Series 2003-W12, Class LN, 4.500%, 06/25/2043	827,823
	FNMA Guaranteed Variable Rate Mortgage Pass-Thru Certificates
144,343	Pool #316302, 6.825%, 11/01/2018	151,851
	FNMA Notes
1,000,000	3.625%, 03/15/2007	986,864
	GNMA Guaranteed Pass-Thru Certificates
6,678	Pool #365841, 7.000%, 09/15/2008	6,768
8,628	Pool #413575, 7.000%, 12/15/2010	8,832
	GNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Certificates
298,614	Series 2000-9, Class PB, 7.500%, 06/16/2026	301,041
	TOTAL UNITED STATES & GOVERNMENT AGENCY ISSUES (Cost $19,814,051)	19,570,066
Shares
	SHORT TERM INVESTMENTS - 3.58%
	Money Market Mutual Funds - 0.27%
91,660	SEI Daily Income Trust Government Fund - Class B	91,660
Principal
Amount
	US Government Agency Issues - 3.31%
	FHLB Discount Note
$1,148,000	4.352%, 05/01/2006	1,148,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,239,660)	1,239,660

MDT Short-Term Bond Fund Schedule of Investments (continued) April 30, 2006 (Unaudited)

	Total Investments (Cost $35,073,909) - 99.67%	$34,565,179
	Other Assets in Excess of Liabilities - 0.33%	116,038
	TOTAL NET ASSETS - 100.00%	$34,681,217

(a)	Restricted Securities

The cost basis of investments for federal income tax purposes as of April 30, 2006 was as follows*:

	All Cap Core	Tax Aware/ All Cap Core	Large Cap Growth
COST OF INVESTMENTS	$156,024,771	$3,786,246	$546,197
GROSS UNREALIZED APPRECIATION	13,729,373	289,003	35,903
GROSS UNREALIZED DEPRECIATION	(2,713,461)	(57,753)	(12,345)
NET UNREALIZED APPRECIATION (DEPRECIATION)	$11,015,912	$231,250	$23,558

	Mid Cap Growth	Small Cap Core	Small Cap Growth
COST OF INVESTMENTS	$478,670	$1,566,763	$594,597
GROSS UNREALIZED APPRECIATION	42,598	114,632	50,740
GROSS UNREALIZED DEPRECIATION	(10,126)	(30,521)	(9,930)
NET UNREALIZED APPRECIATION (DEPRECIATION)	$32,472	$84,111	$40,810

	Small Cap Value	Balanced	Short-Term Bond
COST OF INVESTMENTS	$363,842	$70,804,282	$35,073,909
GROSS UNREALIZED APPRECIATION	27,103	9,237,202	105,394
GROSS UNREALIZED DEPRECIATION	(6,169)	(1,210,519)	(614,124)
NET UNREALIZED APPRECIATION (DEPRECIATION)	$20,934	$8,026,683	($508,730)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MDT Funds

By (Signature and Title)                /s/ R. Schorr Berman
R. Schorr Berman, President

Date       6/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ R. Schorr Berman
R. Schorr Berman, President

Date       6/29/2006

By (Signature and Title)                /s/ John C. Duane
John C. Duane, Treasurer

Date       6/29/2006